DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)				6 Months Ended	12 Months Ended
	Dec. 08, 2021 USD ($) $ / shares shares	Dec. 03, 2021 USD ($) $ / shares shares	May 21, 2021 item	Jun. 30, 2023 USD ($) M shares	Dec. 31, 2022 USD ($) item M shares	Dec. 31, 2021 USD ($)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum | item			1		1
Sale of Units, net of underwriting discounts (in shares) | shares		23,000,000
Proceeds from issuance initial public offering		$ 230,000,000
Purchase price, per unit | $ / shares		$ 10.00
Transaction costs		$ 14,183,689
Underwriting fees		4,000,000		$ 4,000,000	$ 4,000,000
Deferred underwriting commission		8,650,000		8,650,000	8,650,000	$ 8,650,000
Other offering costs		$ 533,689
Cash				$ 57,438	$ 585,241
Months to complete acquisition | M				15	15
Extended number of months to complete acquisition | M				24	24
Condition for future business combination use of proceeds percentage				80	80
Condition for future business combination threshold percentage ownership				50	50
Redemption limit percentage without prior consent				100	100
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%	100.00%
Threshold business days for redemption of public shares				10 days	10 days
Maximum allowed dissolution expenses				$ 100,000	$ 100,000
Cash held outside of the Trust Account				91,093	585,241
Cash held in the Trust Account				57,438	585,241	$ 1,452,817
Working capital				$ 1,074,105	$ 505,553,000,000
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Units, net of underwriting discounts (in shares) | shares		20,000,000
Proceeds from issuance initial public offering		$ 200,000,000
Purchase price, per unit | $ / shares		$ 10.20
Redemption price public share (per share) | $ / shares		$ 10.20
Redemption limit percentage without prior consent				15	15
Net proceeds of units sale		$ 234,600,000
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Warrants (in shares) | shares	11,259,500
Price of warrant | $ / shares	$ 1.00
Proceeds from sale of Private Placement Warrants	$ 11,259,500
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Units, net of underwriting discounts (in shares) | shares	3,000,000			3,000,000	3,000,000
Proceeds from issuance initial public offering	$ 30,000,000	$ 30,000,000
Purchase price, per unit | $ / shares	$ 10.00
Sponsor | Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares		$ 10.00
Sponsor | Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Warrants (in shares) | shares		10,659,500
Price of warrant | $ / shares		$ 1.00
Proceeds from sale of Private Placement Warrants		$ 10,659,500
Sponsor | Over-allotment option | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Warrants (in shares) | shares	600,000
Price of warrant | $ / shares	$ 1.00
Proceeds from sale of Private Placement Warrants	$ 600,000